Revenue - Operating Lease Income (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Revenue from Contract with Customer [Abstract]
Sales-type lease revenue	$ 34,398
Variable sales-type lease revenue	9,828	0
Accretion of unguaranteed residual value	1,787	0
Other	912	0
Sales-type lease revenue	46,925	0
Operating lease revenue	596	6,101
Variable operating lease revenue	280	2,749
Time and voyage charter revenues	$ 876	$ 8,850